Details of Significant Accounts - Income tax, schedule of statutory tax rates for significant jurisdictions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
United States
Disclosure of temporary difference, unused tax losses and unused tax credits
Statutory tax rate	21.00%	21.00%	21.00%
State, Statutory tax rate	8.84%	8.84%	8.84%
Americas_ Others
Disclosure of temporary difference, unused tax losses and unused tax credits
Statutory tax rate	36.86%	34.60%	35.73%
Taiwan
Disclosure of temporary difference, unused tax losses and unused tax credits
Statutory tax rate	20.00%	20.00%	20.00%